Commitments and Contingencies - Additional Information (Details) £ in Millions	2 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) agreement	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) agreement	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 USD ($)	Nov. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Other income (expense) (note 12c)		$ 314,000	$ 356,000	$ (51,918,000)		$ 1,137,000
Restricted cash – current		$ 36,429,000	$ 21,386,000	$ 36,429,000		$ 21,386,000		$ 22,326,000	$ 10,145,000
Payment of tax indemnification guarantee liability	$ 56,000,000
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Number of capital leased assets | agreement		3		3
Capital lease term (in years)				30 years	30 years
Restricted cash – current		$ 7,000,000		$ 7,000,000
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Percentage of ownership interest				70.00%	70.00%
Other income (expense) (note 12c)				$ 53,000,000	£ 37.9
Newbuildings
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity		119,000,000		119,000,000
Revolving Credit Facilities | Line of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity		$ 365,600,000		$ 365,600,000				$ 443,700,000
Revolving Credit Facility Maturing 2018 | Revolving Credit Facilities | Subsequent Event | Line of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity							$ 190,000,000
Revolving Credit Facility Maturing 2020 | Revolving Credit Facilities | Subsequent Event | Line of Credit
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity							$ 225,000,000